Statements of Cash Flows (USD $)	12 Months Ended		107 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013
Cash flows from (used in) operating activities
Net (Loss) for the period	$ (56,401)	$ (1,652)	$ (467,746)
- amortization			2,153
- imputed interest			1,458
- foreign exchange loss			5,040
- write-off of oil & gas property			97,635
- bad debt			94,960
Changes in operating assets and liabilities
- increase (decrease) in due to a related party	9,714	7,889	30,798
- increase (decrease) in contingent liabilities		(18,750)
- increase (decrease) in accounts payable and accrued liabilities	19,442	12,513	47,350
Net cash used in operating activities	(27,245)		(188,352)
Cash flows from (used in) investing activities
Acquisition of oil and gas interest			(197,635)
Purchase equipment			(2,153)
Net Cash Used in Investing Activities			(199,788)
Cash flows from (used in) financing activities
Proceeds from shareholder loans	100,000		100,000
Proceeds from issuance of common stock	0		360,895
Net cash flows from (used in) financing activities	100,000		460,895
Increase (decrease) in cash and cash equivalents	72,755		72,755
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period	$ 72,755		$ 72,755